Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10:-	SUBSEQUENT EVENTS

a.	On July 12, 2018, the Company issued 4,268,293 ordinary shares at a price of $8.20 per share and in a total amount of $34,500 net of issuance expenses. The shares were issued to Israeli institutional investors and to our controlling shareholder, Formula Systems (1985) Ltd.

b.	On August 8, 2018, the Company declared a dividend distribution of $0.155 per share ($7,562 in the aggregate) which was paid on September 5, 2018. The dividend distribution relates to the Company’s earnings in the first half of 2018.